Note 8 - Prepaid Expenses and Other Assets - Components of Other Assets (Details) (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing fees, accumulated amortization	$ 9,865	$ 8,018